Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 28, 2011
Oakmark Global (Prospectus Summary): | Oakmark Global
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0000872323_SupplementTextBlock

HARRIS ASSOCIATES INVESTMENT TRUST
Supplement dated May 11, 2011 to the Prospectus of
The Oakmark Funds dated January 28, 2011

For Oakmark Global Fund, the following replaces the fourth sentence of the first paragraph under "Principal Investment Strategy" on page 18 of the prospectus.

There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in securities of companies located in developed and emerging markets.

PROSUPMAY11

Oakmark Global | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OAKGX
Oakmark Global | Class II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OARGX